Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Institutions		$ 320	$ 301		$ 548	$ 102
Prepaid expenses		854	743		605	20
Other		1,063	1,738		21	9
Total trade and other current receivables	$ 764	$ 2,237	$ 2,782	$ 1,890	$ 1,174	$ 131